Schedule of income taxes paid, net of refunds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Singapore	$ 32,156	$ 11,627	$ 42,900
Foreign
Total tax provision	$ 32,156	$ 11,627	$ 42,900